ACQUISITIONS	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
ACQUISITIONS

NOTE 3:- ACQUISITIONS

On February 17, 2015, the Company completed the acquisition of Hyperwise Ltd, a privately-held Israeli-based company. Under the acquisition method of accounting, the purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their respective fair values. In addition, the transaction included additional consideration related to compensation for post combination services which was recorded as prepaid expenses and will be recognized over the requisite service period.

On April 2, 2015, the Company completed the acquisition of Lacoon Mobile Security Ltd, a privately held Israeli based company. Under the acquisition method of accounting, the purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their respective fair values. In addition, the transaction included additional consideration related to compensation for post combination services which was recorded as prepaid expenses and will be recognized over the requisite service period.

These acquisitions were not significant individually or in the aggregate.